State Street Hedged International Developed Equity Index Fund Expense Example - State Street Hedged International Developed Equity Index Fund - Class K	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	181
Expense Example, with Redemption, 10 Years	$ 428